Skadden, Arps, Slate, Meagher & Flom llp
155 NORTH WACKER DRIVE
CHICAGO, ILLINOIS  60606-1720
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TEL: (312) 407-0700
FAX: (312) 407-0411
www.skadden.com

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September 18, 2012

Kimberly A. Browning
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:	Guggenheim Strategic Opportunities Fund

Dear Ms. Browning:

Per your request, we hereby submit on behalf of Guggenheim Strategic Opportunities Fund (the “Fund”) blacklines of the Base Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-168044 and 811-21982), as filed with the Securities and Exchange Commission on August 31, 2012, marked to show changes from the Fund’s currently effective Base Prospectus and Statement of Additional Information, each dated January 4, 2012.

Should you have any questions, please do not hesitate to contact me at (312) 407-0641.

Sincerely,

/s/ Kevin T. Hardy

Kevin T. Hardy

Enclosure